NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Jul. 07, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes Payable		$ 908,460				$ 3,502,347	$ 908,460
Accrued interest						49,035
Master Security Company [Member]
Short-Term Debt [Line Items]
Principal amount					$ 150,000
Term					21 months
Interest rate					4.00%
Notes Payable		$ 7,729				0	7,729
Periodic payment					$ 7,406
Secure Transportation Inc [Member]
Short-Term Debt [Line Items]
Interest rate		5.00%
Notes Payable		$ 19,615				$ 0	$ 19,615
Periodic payment		1,900
Lillian Flores [Member]
Short-Term Debt [Line Items]
Principal amount	$ 3,384,950
Interest rate	3.11%		45.00%
Notes Payable	$ 2,697
Initial payment	$ 686,990
SBA Loan [Member]
Short-Term Debt [Line Items]
Principal amount				$ 1,080,000
Expenses held in reserve				$ 312,339
Term				10 years
Interest rate is variable				prime rate plus 2.75%
Interest rate						9.00%	4.01%
Notes Payable		804,387				$ 888,845	$ 804,387
Secure Transportation Inc [Member]
Short-Term Debt [Line Items]
Principal amount		$ 21,500					$ 21,500